PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
VY
®
Baron Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.5%
Communication Services : 2.1%
408,000  Iridium
Communications, Inc.
$ 10,673,280
2.1
Consumer Discretionary : 17.0%
49,000
(1)
Bright Horizons Family
Solutions, Inc.
5,554,640
1.1
268,000  Choice Hotels
International, Inc.
33,861,800
6.8
510,000
(1)
Figs, Inc. - Class A
2,539,800
0.5
150,000
Krispy Kreme, Inc.
2,285,250
0.5
132,026  Red Rock Resorts, Inc.
- Class A
7,897,795
1.6
146,000
Vail Resorts, Inc.
32,533,180
6.5
84,672,465
17.0
Financials : 41.7%
381,500
(1)
Arch Capital Group
Ltd.
35,265,860
7.1
100,000
Carlyle Group, Inc.
4,691,000
0.9
100,000
Cohen & Steers, Inc.
7,689,000
1.5
10,000
Essent Group Ltd.
595,100
0.1
73,500  FactSet Research
Systems, Inc.
33,397,665
6.7
30,325
Houlihan Lokey, Inc.
3,887,362
0.8
64,950  Kinsale Capital Group,
Inc.
34,081,863
6.8
22,065
Moelis & Co. - Class A
1,252,630
0.3
46,000
Morningstar, Inc.
14,185,020
2.8
90,000
MSCI, Inc.
50,440,500
10.1
90,000
Primerica, Inc.
22,766,400
4.6
208,252,400
41.7
Health Care : 9.1%
170,000
Bio-Techne Corp.
11,966,300
2.4
30,000
(1)
IDEXX Laboratories,
Inc.
16,197,900
3.2
4,700
(1)
Mettler-Toledo
International, Inc.
6,257,063
1.3
85,000
(1)
Neogen Corp.
1,341,300
0.3
24,000  West Pharmaceutical
Services, Inc.
9,497,040
1.9
45,259,603
9.1
Industrials : 7.8%
335,000
(1)
CoStar Group, Inc.
32,361,000
6.5
4,129,898
(2)(3)
Northvolt AB -
Restricted
833,785
0.1
60,000
(1)
Trex Co., Inc.
5,985,000
1.2
39,179,785
7.8
Information Technology : 16.6%
53,870
(1)
Altair Engineering, Inc.
- Class A
4,640,901
0.9
63,000
(1)
ANSYS, Inc.
21,871,080
4.4
18,500
(1)
Clearwater Analytics
Holdings, Inc. - Class A
327,265
0.1
95,500
(1)
Gartner, Inc.
45,521,985
9.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
92,000
(1)
Guidewire Software,
Inc.
$ 10,737,320
2.1
83,098,551
16.6
Real Estate : 5.2%
60,000  Alexandria Real Estate
Equities, Inc.
7,734,600
1.5
241,452
Douglas Emmett, Inc.
3,348,939
0.7
325,000  Gaming and Leisure
Properties, Inc.
14,972,750
3.0
26,056,289
5.2
Total Common Stock
(Cost $83,324,070)
497,192,373
99.5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.5%
Mutual Funds : 0.5%
2,267,520
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
(Cost $2,267,520) $ 2,267,520 0.5
Total Short-Term
Investments
(Cost $2,267,520)
2,267,520
0.5
Total Investments in
Securities
(Cost $85,591,590) $ 499,459,893 100.0
Assets in Excess of
Other Liabilities 217,170 0.0
Net Assets $ 499,677,063 100.0
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2024, the Portfolio held restricted securities with a fair value of $833,785 or 0.2% of net assets. Please refer to the table below for additional details.
(4)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
VY
®
Baron Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 10,673,280 $ — $ — $ 10,673,280
Consumer Discretionary 84,672,465 — — 84,672,465
Financials 208,252,400 — — 208,252,400
Health Care 45,259,603 — — 45,259,603
Industrials 38,346,000 — 833,785 39,179,785
Information Technology 83,098,551 — — 83,098,551
Real Estate 26,056,289 — — 26,056,289
Total Common Stock 496,358,588 — 833,785 497,192,373
Short-Term Investments 2,267,520 — — 2,267,520
Total Investments, at fair value $ 498,626,108 $ — $ 833,785 $ 499,459,893
At March 31, 2024, VY
®
Baron Growth Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Northvolt AB - Restricted 9/21/2020 $ 651,737 $ 833,785
$ 651,737 $ 833,785
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 416,329,810
Gross Unrealized Depreciation (2,461,507)
Net Unrealized Appreciation $ 413,868,303